DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			6 Months Ended		12 Months Ended
	Feb. 01, 2021 USD ($) $ / shares shares	Oct. 02, 2020	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 20, 2021 $ / shares	Mar. 31, 2021 shares	Dec. 31, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares			$ 0.01		$ 0.01			$ 0.01
ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of private placements units					$ 6,750,000
Transaction Costs	$ 14,681,886
Underwriting fees	5,250,000
Deferred underwriting fees payable	9,082,500				9,082,500
Other offering costs	$ 349,386
Condition for future business combination number of businesses minimum		1
Payments for investment of cash in trust account				$ 241,500,000	241,500,000
Interest withdrawn from trust account					$ 0
Condition for future business combination use of proceeds percentage					80
Condition for future business combination threshold Percentage Ownership					50
Condition for future business combination threshold Net Tangible Assets					$ 5,000,001
Redemption limit percentage without prior consent					15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%
Redemption period upon closure					10 days
Maximum Allowed Dissolution Expenses					$ 100,000
Cash available for working capital			$ 156,703		525,204
Working capital			225,330,016		$ 337,406
Cash and marketable securities held in Trust Account			241,937,059
Deferred business combination fees payable			7,032,982
Deferred underwriting fee payable			9,082,500
Minimum Cash Balance			$ 150,000,000.0
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares			$ 0.01		$ 0.01
Class A Common Stock | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares			$ 0.001			$ 0.001
Number of warrants to purchase shares issued | shares			12,412,500		12,412,500
Class B Common Stock | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares			$ 0.001		$ 0.001	0.001		$ 0.001
New Mondee Common Stock | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares			0.0001
New Mondee Class B common stock | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001
Mondee Holdings, Inc | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Deferred business combination fees payable					$ 0
Number of shares receivable as merger consideration | shares			60,800,000
Mondee Holdings, Inc | Class A Common Stock | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Number of shares converted per each share of common stock | shares			1
Number of shares issued as per exchange ratio | shares			1,513,468
Mondee Holdings, Inc | Class B Common Stock | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Number of shares issued as per exchange ratio | shares			5,433,750
Number of shares converted per warrants | shares			12,412,500
Mondee Holdings, Inc | New Mondee Common Stock | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued | shares			1
Exercise price of warrants | $ / shares			$ 11.50
Number of shares converted per each share of common stock | shares			1
Mondee Holdings, Inc | New Mondee Class B common stock | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Number of shares converted per each share of common stock | shares			1
Warrants | Mondee Holdings, Inc | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Number of shares converted per each share of common stock | shares			0.5
Warrants | Mondee Holdings, Inc | New Mondee Common Stock | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Number of shares converted per each share of common stock | shares			1
Initial Public Offering | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Sale of 675,000 Private Placement Units, net of initial fair value of Private Placement Warrants and offering costs (in shares) | shares	24,150,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 241,500,000
Deferred underwriting fees payable			$ 7,350,000		7,350,000
Payments for investment of cash in trust account	$ 241,500,000
Initial Public Offering | Public Warrants | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants | $ / shares	$ 11.50
Private Placement | Class A Common Stock | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares						$ 10.00
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of private placements units					$ 6,750,000
Private Placement | Private Placement Warrants | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued | shares			675,000		675,000		675,000
Price of warrant | $ / shares			$ 10.00		$ 10.00
Proceeds from sale of private placements units			$ 6,750,000		$ 6,750,000
Exercise price of warrants | $ / shares			$ 11.50		$ 11.50
Over-allotment option | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Sale of 675,000 Private Placement Units, net of initial fair value of Private Placement Warrants and offering costs (in shares) | shares	3,150,000
Purchase price, per unit | $ / shares	$ 10.00
Deferred underwriting fees payable			$ 1,732,500		$ 1,732,500
Over-allotment option | Public Warrants | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants | $ / shares	$ 11.50